Exchange Rate Differences on Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions in foreign currency [abstract]
Exchange rate differences on gold and foreign currency
The account breaks down as follows as of the indicated dates:

Arising from:	12.31.23	12.31.22	12.31.21
For Purchase sale of foreign currency	25,908,441	26,650,743	12,533,554
For Valuation of Assets and Liabilities in Foreign Currency	586,664,664	36,015,524	14,731,450
Total	612,573,105	62,666,267	27,265,004